Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments And Contingencies
Commitments and Contingencies

Note 12. Commitments and Contingencies

The Company rents space for its corporate offices paying a monthly rent of $4,500. The monthly rent is fixed and is for office space only. Our lease provides for no other right of use assets. There is no residual value guarantee associated with the lease. There are no restrictions or covenants providing for dividends, or imposing additional financial obligations by the Company. We elected to apply a short-term lease exception and accounting policy to not separate lease and non-lease components from our office lease, as we determined our right of use asset to be zero.

Note 9. Commitments and Contingencies

On July 28, 2015, the Company entered into a 5-year lease for 6,500 square feet of office space to house its corporate offices. Under the terms of the lease, payments are $4,500 per month for the first 36 months of the lease and escalate thereafter.

Rent expense was $54,000 and $54,000 for the years ended December 31, 2018 and 2017, respectively.

The following table summarizes the Company’s future lease obligations:

Year	Amount
2019	$54,000
2020	31,500
Total	$85,550